Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents and Marketable Securities, Measured at Fair Value on Recurring Basis

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2012			June 30, 2013
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
				(unaudited)
Cash and Cash Equivalents:
Money market funds	$14,055	$—	$—	$35,832	$—	$—
U.S. Agency notes	—	—	—	—	—	—
Corporate bonds	—	150	—	—	—	—
Commercial paper	—	1,400	—	—	1,300	—
Marketable Securities:
U.S. Agency notes	—	3,857	—	—	20,525	—
Corporate bonds	—	11,126	—	—	28,528	—
Commercial paper		9,142			11,518

	$14,055	$25,675	$—	$35,832	$61,871	$—

The Company’s cash equivalents and marketable securities that are measured at fair value on a recurring basis are classified as follows (in thousands):

	December 31, 2011			December 31, 2012
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash Equivalents:
Money market funds	$19,107	$—	$—	$14,055	$—	$—
U.S. Agency notes	—	125	—	—	—	—
Corporate bonds	—	505	—	—	150	—
Commercial paper	—	—	—	—	1,400	—

Marketable Securities:
U.S. Treasury notes	403	—	—	—	—	—
U.S. Agency notes	—	3,441	—	—	3,857	—
Corporate bonds	—	10,199	—	—	11,126	—
Commercial paper	—	4,693	—	—	9,142	—

	$19,510	$18,963	$—	$14,055	$25,675	$—